BORROWINGS Borrowings - - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Subordinated Debt	$ 170,550	$ 120,000
Debt, Weighted Average Interest Rate	5.28%	5.13%
Commitments outstanding to extend credit	$ 0	$ 0
Subordinated debt, original issue	$ 120,000
Subordinated Borrowing, Interest Rate	5.125%
Book value of FHLB collateral	$ 5,700,000
Private Placement [Member]
Debt Instrument [Line Items]
Subordinated Debt	$ 8,400
Debt, Weighted Average Interest Rate	7.40%
Subordinated Debt [Member]
Debt Instrument [Line Items]
Subordinated Debt	$ 49,500
Debt Instrument Maturity Period	30 years
DebtInstrumentMinimumCallablePeriod	5 years
Private Placement [Member]
Debt Instrument [Line Items]
DebtInstrumentMinimumCallablePeriod	5 years